PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
6.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	September 30, 2025	December 31, 2024

Vehicles	$94,751	$58,443
Equipment	115,784	50,000
Construction in progress	23,914	38,155

Total property and equipment	234,449	146,598
Less: accumulated depreciation	(81,534)	(51,173)

TOTAL PROPERTY AND EQUIPMENT, NET	$152,915	$95,425

For the three and nine months ended September 30, 2025 and 2024, total depreciation expense was $13,695 and $30,360 and $7,089 and $21,215, respectively.

6. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	2024	2023

Vehicle	$58,443	$58,443
Equipment	50,000	50,000
Construction in progress	38,155	-

Total property and equipment	146,598	108,443
Less: accumulated depreciation	(51,173)	(22,870)

TOTAL PROPERTY AND EQUIPMENT, NET	$95,425	$85,573

For the years ended December 31, 2024 and 2023, total depreciation expense was $28,303 and $13,106, respectively. In December 2023, the Company acquired fixed assets as part of an asset purchase agreement. See details in Note 15.